Fair Value Measurements - Summary of Fair Value of Certain Financial Assets and Liabilities Measured on Recurring Basis (Detail) $ in Thousands	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Assets
Available for sale securities	₨ 3,296,797,000	$ 50,837	₨ 0	₨ 0
Foreign exchange derivative contracts, Current assets	63,818,000	$ 984	108,606,000
Fair Value, Measurements, Recurring [Member]
Assets
Available for sale securities	3,296,797,000
Foreign exchange derivative contracts, Current assets	63,818,000		108,606,000
Foreign exchange derivative contracts, Noncurrent assets	61,120,000		83,426,000
Total assets	3,421,735,000		192,032,000
Liabilities
Compulsorily convertible debentures, Current liability			2,132,500,000
Series E and Series G compulsorily convertible preferred shares, Current liability			1,468,200,000
Total liabilities			3,600,700,000
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets
Available for sale securities	3,296,797,000
Total assets	3,296,797,000
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets
Foreign exchange derivative contracts, Current assets	63,818,000		108,606,000
Foreign exchange derivative contracts, Noncurrent assets	61,120,000		83,426,000
Total assets	₨ 124,938,000		192,032,000
Fair Value, Measurements, Recurring [Member] | Income Approach Valuation Technique [Member] | Significant Unobservable Inputs (Level 3) [Member]
Liabilities
Compulsorily convertible debentures, Current liability			2,132,500,000
Series E and Series G compulsorily convertible preferred shares, Current liability			1,468,200,000
Total liabilities			₨ 3,600,700,000